Income Taxes - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 122,141	¥ 128,756
Deductible temporary difference related to accruals and other payables	21,192	24,954
Tax losses carried forward	186,963	163,998
Total deferred tax assets	330,296	317,708
Less:valuation allowance	(318,322)	(304,161)	¥ (206,471)	¥ (90,979)
Total deferred tax assets	¥ 11,974	¥ 13,547